Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Profit from operations		9,016	9,313	6,412
Net finance costs		(1,602)	(1,381)	(1,094)
Profit before taxation		7,912	8,351	29,527
Taxation on ordinary activities		(2,063)	(2,141)	8,129
Profit on ordinary activities after taxation		5,704	6,032	37,485
Non-controlling interests		145	178	171
Profit for the year		5,849	6,210	37,656
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		7,581	7,235	14,085
Profit from operations		2,386	2,128	4,342
Net finance costs		(7)	(8)	(279)
Profit before taxation		2,379	2,120	4,063
Taxation on ordinary activities		(666)	(678)	(1,441)
Profit on ordinary activities after taxation		1,713	1,442	2,622
Non-controlling interests		(27)	(24)	(22)
Profit for the year		1,686	1,418	2,600
– issue of shares and change in shareholding		86	75	98
– gain on deemed divestment of RAI		0	0	0
– other		0	35	(283)
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		2,158	2,058	4,794
Profit from operations		704	630	24,854
Net finance costs		(2)	(3)	(116)
Profit before taxation		702	627	24,738
Taxation on ordinary activities		(196)	(201)	(522)
Profit on ordinary activities after taxation		506	426	24,216
Non-controlling interests		(8)	(7)	(7)
Profit for the year		498	419	24,209
– issue of shares and change in shareholding		25	22	29
– gain on deemed divestment of RAI		0	0	23,288
– other		£ 0	£ 10	£ (120)

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.